Concentration Risk - Schedule of Concentration Risk (Details)	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	10.00%		14.00%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	23.00%		20.00%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		16.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	12.00%				10.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	14.00%				22.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	13.00%				15.00%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	[1]			16.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		14.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Total Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		14.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Total Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	12.00%			[1]

[1]	represent percentage less than 10%